LEGAL RELATED AND NON LEGAL RELATED PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2020
LEGAL RELATED AND NON LEGAL RELATED PROVISIONS
Disclosure of legal related and non legal related provisions

	Legal related		Non legal related		Total
Balance as of January 01, 2018	Ps.	165,353	Ps.	543,479	Ps.	708,832
Provisions increase during the year		98,473		190,686		289,159
Use of provisions		(73,086)		(149,026)		(222,112)
Amounts reversed due to provisions not utilized		(64,562)		(19,852)		(84,414)
Reclassifications		(249)		4,072		3,823
Balance as of December 31, 2018	Ps.	125,929	Ps.	569,359	Ps.	695,288
Impact of the adoption of IFRS 16 (1)		—		32,107		32,107
Balance as of January 01, 2019	Ps.	125,929	Ps.	601,466	Ps.	727,395
Provisions increase during the year		116,627		177,606		294,233
Use of provisions		(34,603)		(52,296)		(86,899)
Amounts reversed due to provisions not utilized		(13,296)		(51,905)		(65,201)
Effect of movements in exchange rates		23		(909)		(886)
Balance as of December 31, 2019	Ps.	194,680	Ps.	673,962	Ps.	868,642
Business combination (2)		2,417		1,415		3,832
Provisions increase during the year		190,248		118,580		308,828
Use of provisions		(20,787)		(86,746)		(107,533)
Amounts reversed due to provisions not utilized		(124,616)		(41,183)		(165,799)
Effect of movements in exchange rates		(168)		5,048		4,880
Balance as of December 31, 2020	Ps.	241,774	Ps.	671,076	Ps.	912,850
(1)	See Note 2 (2.4).
(2)	Includes recognition of the business combination on Multi Financial Group, Inc., (see note 35).

Estimated period of time to be resolved	Legal related		Non legal related		Total
Within twelve months	Ps.	21,238	Ps.	259,161	Ps.	280,399
After twelve months		220,536		411,915		632,451
Total	Ps.	241,774	Ps.	671,076	Ps.	912,850